Derivative Liability and Far Value Measurement (Tables)	6 Months Ended
Feb. 29, 2020
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Fair Value, Assets Measured on Recurring Basis

Items recorded or measured at fair value on a recurring basis in the accompanying financial statements consisted of the following items as of February 29, 2020 and August 31, 2019:

	February 29, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$664,562	$-	$-	$664,562

	August 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$-	$-	$-	$-

Summary of changes in fair value of Level 3 financial liabilities

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the six months ended February 29, 2020:

Balance, August 31, 2019	$-
Transfers in due to issuance of convertible promissory notes	847,987
Transfers out due to conversions of convertible promissory notes	-
Mark to market to February 29, 2020	(183,425)
Balance, February 29, 2020	$664,562
Gain on change in derivative liability for the six months ended February 29, 2020	$183,425